Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.7%
Australia - 3.3%
IT Services - 3.3% (d)
Megaport, Ltd. (a)	35,316	$151,724
NEXTDC, Ltd. (a)	101,987	631,885
Total IT Services		783,609

Canada - 4.5%
Software - 4.5% (d)
Open Text Corp.	36,184	1,072,157

Cayman Islands - 10.7%
IT Services - 10.7% (d)
Chinasoft International, Ltd.	675,965	588,025
Chindata Group Holdings, Ltd. - ADR (a)	82,600	658,322
GDS Holdings, Ltd. - ADR (a)(b)	43,378	894,454
Kingsoft Cloud Holdings, Ltd. - ADR (a)	55,893	214,070
Vnet Group, Inc. - ADR (a)(b)	34,446	195,309
Total IT Services		2,550,180

Germany - 1.8%
Software - 1.8% (d)
Software AG	16,438	426,175

Israel - 4.8%
Software - 4.8% (d)
JFrog, Ltd. (a)(b)	6,363	135,723
Nice, Ltd. (a)	5,241	1,013,876
Total Software		1,149,599

Japan - 13.0%
IT Services - 12.1% (d)
Hennge KK (a)	7,166	51,435
Itochu Techno-Solutions Corp.	44,039	1,030,172
Japan Business Systems, Inc.	5,300	141,344
NS Solutions Corp.	20,174	491,899
SCSK Corp.	67,467	1,028,661
TechMatrix Corp.	9,815	137,533
Total IT Services		2,881,044
Software - 0.9% (d)
Cybozu, Inc.	11,632	214,843
Total Japan		3,095,887

Netherlands - 4.0%
Software - 4.0% (d)
Elastic NV (a)	18,588	957,282

Singapore - 2.7%
Real Estate Investment Trusts (REITs) - 2.7%
Digital Core REIT Management Pte, Ltd. (a)	253,334	139,334
Keppel DC REIT	383,166	506,349
Total Real Estate Investment Trusts (REITs)		645,683

Sweden - 2.9%
Software - 2.9% (d)
Sinch AB (a)	185,348	679,057

United Kingdom - 3.0%
Software - 3.0% (d)
Bytes Technology Group PLC	52,694	246,537
Micro Focus International PLC	74,623	477,603
Total Software		724,140

United States - 48.0%
IT Services - 10.8% (d)
Cloudflare, Inc. - Class A (a)(b)	14,531	656,947
DigitalOcean Holdings, Inc. (a)(b)	6,327	161,149
Edgio, Inc. (a)	14,070	15,899
Fastly, Inc. - Class A (a)(b)	8,081	66,183
Grid Dynamics Holdings, Inc. (a)	4,991	55,999
Kyndryl Holdings, Inc. (a)(b)	14,901	165,699
MongoDB, Inc. (a)(b)	4,256	837,751
Okta, Inc. (a)	8,254	563,996
Rackspace Technology, Inc. (a)(b)	13,702	40,421
Unisys Corp. (a)	4,454	22,760
Total IT Services		2,586,804
Software - 31.1% (d)
8x8, Inc. (a)	7,042	30,421
Alteryx, Inc. - Class A (a)(b)	4,540	230,042
Appfolio, Inc. - Class A (a)	2,231	235,103
Appian Corp. - Class A (a)	4,750	154,660
Blackbaud, Inc. (a)	3,432	202,008
Box, Inc. - Class A (a)(b)	9,351	291,097
CommVault Systems, Inc. (a)	2,867	180,162
Confluent, Inc. - Class A (a)(b)	19,082	424,384
Coupa Software, Inc. (a)	4,897	387,695
Datadog, Inc. - Class A (a)(b)	9,238	678,993
Domo, Inc. - Class B (a)	2,169	30,887
Dropbox, Inc. - Class A (a)	23,642	529,108
Everbridge, Inc. (a)	2,563	75,814
Gitlab, Inc. - Class A (a)(b)	9,005	409,187
HashiCorp, Inc. - Class A (a)(b)	12,224	334,204
Informatica, Inc. - Class A (a)(b)	18,597	302,945
Intapp, Inc. (a)	4,009	99,984
Jamf Holding Corp. (a)(b)	7,890	168,057
MicroStrategy, Inc. - Class A (a)(b)	612	86,641
N-able, Inc. (a)	11,872	122,044
nCino, Inc. (a)	6,908	182,648
New Relic, Inc. (a)	4,490	253,461
Nutanix, Inc. - Class A (a)	13,989	364,413
PagerDuty, Inc. (a)	5,858	155,588
RingCentral, Inc. - Class A (a)(b)	6,309	223,339
Samsara, Inc. - Class A (a)(b)	33,797	420,097
Smartsheet, Inc. - Class A (a)	8,581	337,748
SolarWinds Corp. (a)	10,622	99,422
Sumo Logic, Inc. (a)	7,455	60,386
Teradata Corp. (a)	6,688	225,118
Zeta Global Holdings Corp. - Class A (a)(b)	13,576	110,916
Total Software		7,406,572
Technology Hardware, Storage & Peripherals - 6.1%
NetApp, Inc.	10,582	635,555
Pure Storage, Inc. - Class A (a)	19,640	525,566
Super Micro Computer, Inc. (a)(b)	3,466	284,559
Total Technology Hardware, Storage & Peripherals		1,445,680
Total United States		11,439,056
TOTAL COMMON STOCKS (Cost $30,721,093)		23,522,825

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 27.3%
ETFMG Sit Ultra Short ETF (e)	50,000	2,417,000
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	4,077,969	4,077,969
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $6,565,919)		6,494,969

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 4.08% (c)	352,565	352,565
TOTAL SHORT-TERM INVESTMENTS (Cost $352,565)		352,565

Total Investments (Cost $37,639,577) - 127.5%		30,370,359
Liabilities in Excess of Other Assets - (27.5)%		(6,554,160)
TOTAL NET ASSETS - 100.0%		$23,816,199

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2022, the Fund had a significant portion of its assets invested in the Software & IT Services Industries.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended December 31, 2022 is set forth below.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 2,403,750	$ -	$ -	$ -	$ 13,250	$ -	$ 2,417,000	50,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

IVES
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,522,825	$-	$-	$23,522,825
Short-Term Investments	352,565	-	-	352,565
ETFMG Sit Ultra Short ETF**	2,417,000	-	-	2,417,000
Investments Purchased with Securities Lending Collateral*	-	-	-	4,077,969
Total Investments in Securities	$26,292,390	$-	$-	$30,370,359

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.